Statement of Financial Position, Classified (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 175,564	$ 255,706
Short term investments - available for sale	40,000
Accounts receivable	171,014	164,907
Unbilled revenue	143,323	101,431
Other receivables	17,643	12,451
Deferred tax asset	7,700	5,623
Prepayments and other current assets	22,573	20,592
Income taxes receivable	17,969	18,966
Total current assets	595,786	579,676
Other Assets:
Property, plant and equipment, net	175,132	170,861
Goodwill	219,611	175,860
Non-current other assets	4,538	4,353
Non-current income taxes receivable	475	482
Non-current deferred tax asset	11,477	10,028
Intangible assets	7,230	8,278
Total Assets	1,014,249	949,538
Current Liabilities:
Accounts payable	4,291	12,314
Payments on account	142,345	134,240
Other liabilities	122,007	100,182
Deferred tax liability	1,335	956
Income taxes payable	1,029	2,634
Total current liabilities	271,007	250,326
Other Liabilities:
Non-current other liabilities	4,468	3,676
Non-current government grants	1,500	1,470
Non-current income taxes payable	10,770	10,205
Non-current deferred tax liability	14,704	13,862
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,436,120 shares issued and outstanding at June 30, 2011 and 60,247,092 shares issued and outstanding at December 31, 2010	5,079	5,063
Additional paid-in capital	203,658	196,960
Accumulated other comprehensive income	14,053	396
Retained earnings	489,010	467,580
Total Shareholders' Equity	711,800	669,999
Total Liabilities and Shareholders' Equity	$ 1,014,249	$ 949,538